Related Party Transactions and Balances Narrative (Details) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 02, 2018 USD ($)	Jul. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)	Jan. 01, 2018	Dec. 31, 2017 USD ($)	Jul. 01, 2016 USD ($)
Related Party Transaction [Line Items]
Due from Affiliate, Current					$ 51,249			$ 37,376
Due to Affiliate					348,300			271,500
Due to affiliates (notes 7b, 7c, 7e and 7g)					$ 290,959			163,037
Brookfield
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest					59.50%
Brookfield | General Partner
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest					49.00%
Teekay Corporation
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest					51.00%
Subsequent Event | Brookfield
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		51.00%
Subsequent Event | Brookfield | General Partner
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		2.00%
Two Thousand Sixteen Teekay Corporation Promissory Note [Member] | Subordinated Debt
Related Party Transaction [Line Items]
Interest rate, percentage					10.00%
Due to affiliates (notes 7b, 7c, 7e and 7g)									$ 200,000
Brookfield Promissory Note | Subordinated Debt
Related Party Transaction [Line Items]
Accretion Expense, Related Party			$ 1,700	$ 0	$ 2,700	$ 0
Interest rate, percentage					10.00%
Due to affiliates (notes 7b, 7c, 7e and 7g)					$ 200,000
Brookfield Promissory Note | Subordinated Debt | Subsequent Event
Related Party Transaction [Line Items]
Due to affiliates (notes 7b, 7c, 7e and 7g)		$ 200,000
Management Companies [Member]
Related Party Transaction [Line Items]
Business acquisition, percentage of interests acquired							100.00%
Payments to acquire businesses, gross	$ 1,400
U.S. Dollar-denominated Revolving Credit Facilities due through 2022
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity			125,000		598,800			$ 629,700
U.S. Dollar-denominated Revolving Credit Facilities due through 2022 | Brookfield
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity			100,000
U.S. Dollar-denominated Revolving Credit Facilities due through 2022 | Teekay Corporation
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity			$ 25,000
London Interbank Offered Rate (LIBOR) | U.S. Dollar-denominated Revolving Credit Facilities due through 2022 | March 2019 Revolver [Member]
Related Party Transaction [Line Items]
Marginal rate added for interest paid			5.00%
London Interbank Offered Rate (LIBOR) | U.S. Dollar-denominated Revolving Credit Facilities due through 2022 | After March 2019 Revolver [Member]
Related Party Transaction [Line Items]
Marginal rate added for interest paid			7.00%
Guaranteed by Partnership and Subsidiaries | U.S. Dollar-denominated Revolving Credit Facilities due through 2022
Related Party Transaction [Line Items]
Debt Covenant, Minimum Liquidity					$ 75,000
Guaranteed by Partnership and Subsidiaries | Minimum | U.S. Dollar-denominated Revolving Credit Facilities due through 2022
Related Party Transaction [Line Items]
Covenant, line of credit facility, maturity period					6 months
Debt Covenant, Percentage Of Total Consolidated Debt					5.00%
Shuttle tanker segment | Shuttle Tankers | Teekay Corporation
Related Party Transaction [Line Items]
Number Of Additional Vessels | vessel					3
FSO segment | FSO Units | Teekay Corporation
Related Party Transaction [Line Items]
Number Of Additional Vessels | vessel					3